Loan Receivables - Schedule of Loan Receivables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Loan Receivables [Abstract]
Loan receivables	$ 2,697,008		$ 11,941,378
Less: allowance for uncollectible loan receivables
Loan receivables, net	$ 2,697,008	$ 11,941,378	$ 11,941,378